SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company sold 3,600,000 unregistered restricted shares to an accredited investor at $0.05 per share for gross proceeds of $180,000 during October 2024.

As disclosed in Part II, Item 1. Legal Proceedings, pursuant to the Thomason Settlement Agreement dated October 7, 2024, the Company canceled 2,575,387 shares of the Company’s common stock, par value $0.001 per share previously issued by the Company to Thomason.